Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Veroni Brands Corp.
Entity Central Index Key	0001693690
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	This registration statement and the prospectus therein covers the registration of 1,893,500 shares of common stock offered by the holders thereof.
Entity Filer Category	Smaller Reporting Company